Gains and Losses On Foreign Currency	12 Months Ended
Dec. 31, 2012
Foreign Currency Transaction Gain (Loss), before Tax [Abstract]
Gains and Losses on Foreign Currency
Gains and Losses on Foreign Currency
Transactions conducted in a foreign currency resulted in a net loss of $5 million in 2012 and $2 million in both 2011 and 2010. These amounts are reported in cost of sales.